Segment Reporting (Details Narrative)	12 Months Ended
	Aug. 31, 2021 USD ($) Integer	May 31, 2022 USD ($)	Aug. 31, 2020 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments | Integer	2
Property and equipment	$ 6,070,291	$ 5,931,683	$ 353,660
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	$ 16,355